DEFERRED TAX ASSETS AND LIABILITIES - UNRECOGNIZED DEFERRED TAX OF CERTAIN SUBSIDIARIES - NARRATIVE (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible tax losses carried forward	¥ 21,268	¥ 18,342
Write-down of deferred tax assets related to expiration of tax loss	8,972	¥ 5,564
Not later than one year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible tax losses carried forward	1,875
Later than one year and not later than two years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible tax losses carried forward	1,669
Later than two years and not later than three years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible tax losses carried forward	3,442
Between three and four years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible tax losses carried forward	5,310
Later than four years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible tax losses carried forward	¥ 8,972